Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 15,977	$ 13,519
Securities mandatorily measured and designated at FVTPL	63,406	54,397
Business and government	129,539	125,798
Residential mortgages	209,792	208,652
Debt securities measured at FVOCI	44,124	46,196
Equity securities designated at FVOCI	614	602
FVO securities purchased under resale agreements	57,276	56,111
Derivative instruments	25,251	23,895
Obligations related to securities sold short	17,426	15,635
Derivative instruments	25,380	25,113
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	562	639
Securities mandatorily measured and designated at FVTPL	63,406	54,397
Business and government	21,635	21,182
Residential mortgages	18	60
Loans mandatorily measured at FVTPL	21,653	21,242
Debt securities measured at FVOCI	44,124	46,196
Equity securities designated at FVOCI	614	602
FVO securities purchased under resale agreements	5,556	5,198
Derivative instruments	25,251	23,895
Total financial assets	161,166	152,169
Deposits and other liabilities	(11,286)	(11,227)
Obligations related to securities sold short	(17,426)	(15,635)
Deposits, obligations related to securities sold short and other liabilities, Total	(28,712)	(26,862)
Derivative instruments	(25,380)	(25,113)
Total financial liabilities	(54,092)	(51,975)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	24,597	21,678
Debt securities measured at FVOCI	35,780	37,829
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	31,044	26,543
Equity securities designated at FVOCI	614	602
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4,559	3,783
Debt securities measured at FVOCI	5,723	5,621
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,206	2,393
Debt securities measured at FVOCI	2,621	2,746
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,574	9,146
Derivative instruments	(8,703)	(8,323)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,075	8,939
Derivative instruments	(8,682)	(10,291)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	106	105
Derivative instruments	(129)	(131)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,054	3,746
Derivative instruments	(5,141)	(4,386)
Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	488	356
Derivative instruments	(341)	(212)
Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,954	1,603
Derivative instruments	(2,384)	(1,770)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	33,904	28,224
Debt securities measured at FVOCI	5,089	2,369
Equity securities designated at FVOCI	47	45
Derivative instruments	3,232	2,770
Total financial assets	42,272	33,408
Obligations related to securities sold short	(5,474)	(7,258)
Deposits, obligations related to securities sold short and other liabilities, Total	(5,474)	(7,258)
Derivative instruments	(2,445)	(2,124)
Total financial liabilities	(7,919)	(9,382)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,027	2,372
Debt securities measured at FVOCI	5,089	2,369
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	30,877	25,852
Equity securities designated at FVOCI	47	45
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2	4
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2,867	2,383
Derivative instruments	(2,092)	(1,824)
Level 1 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	363	383
Derivative instruments	(353)	(300)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	562	639
Securities mandatorily measured and designated at FVTPL	29,305	25,970
Business and government	21,129	20,351
Residential mortgages	18	60
Loans mandatorily measured at FVTPL	21,147	20,411
Debt securities measured at FVOCI	39,012	43,827
Equity securities designated at FVOCI	284	266
FVO securities purchased under resale agreements	5,556	5,198
Derivative instruments	21,602	20,713
Total financial assets	117,468	117,024
Deposits and other liabilities	(10,639)	(10,626)
Obligations related to securities sold short	(11,952)	(8,377)
Deposits, obligations related to securities sold short and other liabilities, Total	(22,591)	(19,003)
Derivative instruments	(22,702)	(22,721)
Total financial liabilities	(45,293)	(41,724)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	21,570	19,306
Debt securities measured at FVOCI	30,691	35,460
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	153	684
Equity securities designated at FVOCI	284	266
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4,536	3,760
Debt securities measured at FVOCI	5,700	5,621
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,046	2,220
Debt securities measured at FVOCI	2,621	2,746
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,525	9,086
Derivative instruments	(8,703)	(8,322)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,075	8,939
Derivative instruments	(8,682)	(10,291)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	2	1
Derivative instruments	(17)	(19)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,921	1,111
Derivative instruments	(2,928)	(2,407)
Level 2 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	488	356
Derivative instruments	(341)	(212)
Level 2 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,591	1,220
Derivative instruments	(2,031)	(1,470)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,426	1,737	$ 1,813	$ 1,720	$ 1,340
Total financial liabilities	(880)	(869)	$ (817)	$ (754)	$ (782)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	197	203
Business and government	506	831
Loans mandatorily measured at FVTPL	506	831
Debt securities measured at FVOCI	23
Equity securities designated at FVOCI	283	291
Derivative instruments	417	412
Total financial assets	1,426	1,737
Deposits and other liabilities	(647)	(601)
Deposits, obligations related to securities sold short and other liabilities, Total	(647)	(601)
Derivative instruments	(233)	(268)
Total financial liabilities	(880)	(869)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	14	7
Equity securities designated at FVOCI	283	291
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	23	23
Debt securities measured at FVOCI	23
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	160	173
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	47	56
Derivative instruments		(1)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	104	104
Derivative instruments	(112)	(112)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	266	252
Derivative instruments	$ (121)	$ (155)